Consolidated shareholders’ equity - Summary of Repurchases Program (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Repurchase 2021 Program
Disclosure of classes of share capital [line items]
Number of shares (in shares)	2,765,388
Value	€ 242
Share repurchase 2020 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)	1,758,569	5,685,426
Value	€ 140	€ 461
Share repurchase 2019 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)		3,982,939
Value		€ 361
Share repurchase 2018 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)			147,793
Value			€ 12